Benefit Plans - Plan Assets Using Fair Value Methodologies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 575,177	$ 419,771
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,473	13,084
Fixed income | Foreign Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	164,255	76,196
Fixed income | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69,375	82,989
Fixed income | Collateralized Mortgage Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,382	40,915
Fixed income | Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,111	8,177
Equity securities | U S Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,094
Equity securities | U S Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,726	7,532
Equity securities | U S Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88,985	47,398
Equity securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,768	39,594
Equity securities | US Long/Short Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,597	56,575
Equity securities | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		16,645
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,505	23,572
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,238	51,209
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,238
Fair Value, Inputs, Level 1 | Equity securities | U S Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,094
Fair Value, Inputs, Level 1 | Equity securities | U S Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,528
Fair Value, Inputs, Level 1 | Equity securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		19,942
Fair Value, Inputs, Level 1 | Equity securities | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		16,645
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	550,649	348,555
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,235	13,084
Fair Value, Inputs, Level 2 | Fixed income | Foreign Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	164,255	76,046
Fair Value, Inputs, Level 2 | Fixed income | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69,375	82,989
Fair Value, Inputs, Level 2 | Fixed income | Collateralized Mortgage Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,382	40,286
Fair Value, Inputs, Level 2 | Fixed income | Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,111	7,958
Fair Value, Inputs, Level 2 | Equity securities | U S Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,726	4
Fair Value, Inputs, Level 2 | Equity securities | U S Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88,985	47,398
Fair Value, Inputs, Level 2 | Equity securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,768	19,652
Fair Value, Inputs, Level 2 | Equity securities | US Long/Short Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,597	56,575
Fair Value, Inputs, Level 2 | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,215	4,563
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,290	20,007
Fair Value, Inputs, Level 3 | Fixed income | Foreign Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		150
Fair Value, Inputs, Level 3 | Fixed income | Collateralized Mortgage Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		629
Fair Value, Inputs, Level 3 | Fixed income | Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		219
Fair Value, Inputs, Level 3 | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 18,290	$ 19,009